Income Taxes (Details) (USD $)	Apr. 30, 2013	Apr. 30, 2012
Summary of deferred tax assets
Deferred tax assets	$ 25,172	$ 22,234
Less: valuation allowance	(25,172)	(22,234)
Net deferred tax asset